Commitments and Contingencies (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2014	Dec. 29, 2013	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]
Commitments [Line Items]
Restricted cash	$ 6,477	$ 6,477	$ 6,716	$ 6,467